Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$532,413.37

Principal:
Principal Collections	$8,309,403.11
Prepayments in Full	$3,108,405.29
Liquidation Proceeds	$107,930.26
Recoveries	$57,269.40
Sub Total	$11,583,008.06
Collections	$12,115,421.43

Purchase Amounts:
Purchase Amounts Related to Principal	$363,727.56
Purchase Amounts Related to Interest	$2,177.85
Sub Total	$365,905.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,481,326.84

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,481,326.84
Servicing Fee	$117,837.46	$117,837.46	$0.00	$0.00	$12,363,489.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,363,489.38
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,363,489.38
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,363,489.38
Interest - Class A-4 Notes	$17,852.34	$17,852.34	$0.00	$0.00	$12,345,637.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,345,637.04
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$12,295,524.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,295,524.96
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$12,251,063.88
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,251,063.88
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$12,187,134.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,187,134.63
Regular Principal Payment	$11,651,727.67	$11,651,727.67	$0.00	$0.00	$535,406.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$535,406.96
Residual Released to Depositor	$0.00	$535,406.96	$0.00	$0.00	$0.00
Total		$12,481,326.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,651,727.67
Total					$11,651,727.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,651,727.67	$87.44	$17,852.34	$0.13	$11,669,580.01	$87.57
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$11,651,727.67	$7.24	$176,354.75	$0.11	$11,828,082.42	$7.35

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$27,117,483.91	0.2035083	$15,465,756.24	0.1160657
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$137,607,483.91	0.0854684	$125,955,756.24	0.0782314

Pool Information
Weighted Average APR	4.633%	4.664%
Weighted Average Remaining Term	19.90	19.18
Number of Receivables Outstanding	19,065	18,022
Pool Balance	$141,404,950.57	$129,333,586.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$137,607,483.91	$125,955,756.24
Pool Factor	0.0862365	0.0788747

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$3,377,830.70
Targeted Overcollateralization Amount	$3,377,830.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,377,830.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$181,897.41
(Recoveries)		135	$57,269.40
Net Loss for Current Collection Period			$124,628.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0576%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.9679%
Second Preceding Collection Period			0.2288%
Preceding Collection Period			(0.0127)%
Current Collection Period			1.1048%
Four Month Average (Current and Preceding Three Collection Periods)			0.5722%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,997	$13,689,382.02
(Cumulative Recoveries)			$2,617,657.51
Cumulative Net Loss for All Collection Periods			$11,071,724.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6752%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,282.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,846.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.97%	366	$3,846,898.41
61-90 Days Delinquent	0.28%	35	$361,574.61
91-120 Days Delinquent	0.09%	9	$116,259.66
Over 120 Days Delinquent	0.94%	86	$1,219,342.88
Total Delinquent Receivables	4.29%	496	$5,544,075.56

Repossession Inventory:
Repossessed in the Current Collection Period		8	$52,930.90
Total Repossessed Inventory		9	$109,202.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6990%
Preceding Collection Period			0.7291%
Current Collection Period			0.7213%
Three Month Average			0.7165%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer